Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2020	¥ 70	¥ (85,202)	¥ 7,327,148	¥ 12,624	¥ 9,452	¥ (5,952,085)	¥ 1,312,007	¥ 2,861		¥ 1,314,868
Balance, shares at Dec. 31, 2020 | shares	2,158,791,222	(25,525,810)
Net income (loss)						131,966	131,966	318		132,284
Foreign currency translation adjustments					(25,116)		(25,116)			(25,116)
Appropriation to statutory reserves				1,395		(1,395)
Repurchasing common stock (Note 21)		¥ (220)					(220)			(220)
Repurchasing common stock, shares | shares		(387,500)
Issuance of ordinary shares due to the exercise of share option (Note 23)		¥ 2,124	(1,644)				480			480
Issuance of ordinary shares due to the exercise of share option, shares | shares		748,730
Issuance of restricted shares (Note 23)		¥ 39,070	(39,070)
Issuance of restricted shares, shares | shares		12,908,750
Capital injection from non-controlling interests								208		208
Acquisition of additional shares in subsidiaries from non-controlling interest shareholders								(1,198)		(1,198)
Share based compensation			55,910				55,910			55,910
Disposal of a subsidiary						2,869	2,869	(1,309)		1,560
Dividend to non-controlling interest shareholders								(261)		(261)
Balance at Dec. 31, 2021	¥ 70	¥ (44,228)	7,342,344	14,019	(15,664)	(5,818,645)	1,477,896	619		1,478,515
Balance, shares at Dec. 31, 2021 | shares	2,158,791,222	(12,255,830)
Net income (loss)						(138,173)	(138,173)	(217)		(138,390)
Foreign currency translation adjustments					78,777		78,777			78,777
Repurchasing common stock (Note 21)		¥ (95,436)					(95,436)			(95,436)
Repurchasing common stock, shares | shares		(139,237,930)
Issuance of ordinary shares due to the exercise of share option (Note 23)		¥ 2,903	(2,390)				513			513
Issuance of ordinary shares due to the exercise of share option, shares | shares		773,640
Issuance of restricted shares (Note 23)		¥ 38,052	(38,052)
Issuance of restricted shares, shares | shares		10,326,250
Capital injection from non-controlling interests								197		197
Acquisition of additional shares in subsidiaries from non-controlling interest shareholders			1,099				1,099	(1,099)
Share based compensation			30,150				30,150			30,150
Appropriation to statutory reserves				2,059		(2,059)
Conversion of liabilities to NCI of subsidiaries to capital								1,577		1,577
Disposal of subsidiaries			(7)			211	204	(207)		(3)
Balance at Dec. 31, 2022	¥ 70	¥ (98,709)	7,333,144	16,078	63,113	(5,958,666)	1,355,030	870		1,355,900
Balance, shares at Dec. 31, 2022 | shares	2,158,791,222	(140,393,870)
Net income (loss)						(165,129)	(165,129)	9	$ (23,258)	(165,120)
Foreign currency translation adjustments					22,178		22,178		3,124	22,178
Repurchasing common stock (Note 21)		¥ (20,978)					(20,978)			(20,978)
Repurchasing common stock, shares | shares		(53,606,770)
Issuance of restricted shares (Note 23)		¥ 3,579	(3,579)
Issuance of restricted shares, shares | shares		1,587,950
Share based compensation			(885)				(885)			(885)
Appropriation to statutory reserves				176		(176)
Balance at Dec. 31, 2023	¥ 70	¥ (116,108)	¥ 7,328,680	¥ 16,254	¥ 85,291	¥ (6,123,971)	¥ 1,190,216	¥ 879	$ 167,762	¥ 1,191,095
Balance, shares at Dec. 31, 2023 | shares	2,158,791,222	(192,412,690)